 1-A LIVE 0001506275 XXXXXXXX false false Our Microlending LLC FL 2007 0001506275 6199 26-1218989 3 1 3191 CORAL WAY #109 MIAMI FL 33145 305-854-8113 Brian Recor Other 4676120.00 3825000.00 2587364.00 58386.00 7825647.00 22613.00 51295.00 7028529.00 797118.00 7825647.00 273434.00 251008.00 3581.00 22426.00 0.00 0.00 Alberni Caballero & Fierman, LLP 0 0 0 true true false Tier2 Audited Other(describe) unsecured fixed-rate investment certificates N N N N N N 10000 1000.00 10000000.00 0.00 0.00 0.00 10000000.00 Alberni Caballero & Fierman 20000.00 Recor RIeber, P.A. 30000.00 true false AL AK AZ AR CA CO CT DE DC FL GA HI ID IL IN IA KS KY LA ME MD MA MI MN MS MO MT NE NV NH NJ NM NY NC ND OH OK OR PA PR RI SC SD TN TX UT VT VA WA WV WI WY true